Leasing Activity, Leasing Revenue (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income and Expenses, Lessor [Abstract]
Interest income on lease financing		$ 683	$ 853	$ 941
Variable revenues on lease financing		101	107	98
Fixed revenues on operating leases		995	1,169	1,393
Variable revenues on operating leases		64	47	66
Other lease-related revenues		(164)	(78)	57
Noninterest income on leases		996	1,245	1,614
Total leasing revenue		1,679	2,098	2,555
Leasing Activity Disclosures Textual [Abstract]
Lease expense		867	$ 1,000	$ 1,200
Railroad transportation equipment [Member] | Railroad cars used to transport coal [Member]
Leasing Activity Disclosures Textual [Abstract]
Impairment, lessor asset under operating lease	$ 268
Railroad transportation equipment [Member] | Railroad cars not used to transport coal [Member]
Leasing Activity Disclosures Textual [Abstract]
Impairment, lessor asset under operating lease		$ 0